Inventory (Tables)	6 Months Ended
Jun. 30, 2025
Inventory [Abstract]
Schedule of Inventory
	June 30, 2025	December 31, 2024
Raw materials	219	96
Work in progress	478	55
Finished goods (*)	14	293
Total	711	444

(*)	As of June 30, 2025, finished goods inventory includes two completed Inspira ART100 carts ready for sale.